CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net revenues:
Sales revenue, services	$ 578,082	[1]	$ 499,912	[1]	$ 407,177	[1]
Cost of revenues:
Cost of services	(366,518)	[1]	(316,674)	[1]	(250,733)	[1]
Gross profit	211,564		183,238		156,444
Operating (expenses) income
Selling and marketing expenses	(16,488)		(15,335)		(10,271)
General and administrative expenses	(78,882)		(70,324)		(56,954)
Research and development expenses	(10,950)		(8,136)		(5,409)
Impairment charges for goodwill and intangible assets			(3,415)
Revaluation of contingent consideration			3,391
Total operating expenses	(106,320)		(93,819)		(72,634)
Operating income	105,244		89,419		83,810
Investment loss	(4,025)		(609)
Other income, net	27,278		9,157		8,509
Interest expense	(1,953)		(1,718)		(790)
Interest income	11,487		7,728		6,056
Income before income taxes	138,031		103,977		97,585
Income tax expense	(23,464)		(17,393)		(16,606)
Net income	114,567		86,584		80,979
Earnings per share
Basic	$ 0.20		$ 0.15		$ 0.14
Diluted	$ 0.20		$ 0.15		$ 0.13
Other comprehensive income, net of tax:
Currency translation adjustments	15,795		1,358		18,807
Unrealized gains on available-for-sale securities	4,482
Subtotal	20,277		1,358		18,807
Total comprehensive income	134,844		87,942		99,786
Shares used in calculating basic earnings per share	567,316,438		568,366,612		567,076,049
Shares used in calculating diluted earnings per share	582,023,601		582,378,749		603,517,876
Laboratory services
Net revenues:
Sales revenue, services	430,853	[1]	382,890	[1]	311,638	[1]
Cost of revenues:
Cost of services	(264,370)	[1]	(235,148)	[1]	(184,882)	[1]
Gross profit	166,483		147,742		126,756
Manufacturing services
Net revenues:
Sales revenue, services	147,229	[1]	117,022	[1]	95,539	[1]
Cost of revenues:
Cost of services	(102,148)	[1]	(81,526)	[1]	(65,851)	[1]
Gross profit	$ 45,081		$ 35,496		$ 29,688

[1]	Process Chemistry revenues of $20.4 million and Process Chemistry cost of revenues of $12.7 million for 2011, have been reclassified from Laboratory Services to Manufacturing Services (see Note 22).